EVENTS SUBSEQUENT TO DECEMBER 31, 2020	12 Months Ended
Dec. 31, 2020
EVENTS SUBSEQUENT TO DECEMBER 31, 2020
EVENTS SUBSEQUENT TO DECEMBER 31, 2020

NOTE 28 - EVENTS SUBSEQUENT TO DECEMBER 31, 2020:

a.

In January 2021, the Company completed an underwritten bought deal offering of 3,188,776 ADSs for gross proceeds to the Company of approximately $25 million. Net proceeds to the Company from the offering, following underwriting commissions and other offering expenses, were approximately $23.1 million.

b.

In March 2021, the Company completed an underwritten bought deal offering of 4,647,433 ADSs for gross proceeds to the Company of approximately $37 million. Net proceeds to the Company from the offering, following underwriting commissions and other offering expenses, were approximately $34.8 million.

c.	During 2021 the Company issued 428,421 ADSs for $3.5 million, resulting from exercises of options that had been issued to employees, consultants, and the Chief Executive Officer of the Company.
d.

On February 22, 2021, Aether Therapeutics Inc., filed a complaint against the Company in the United States District Court for the District of Delaware ("Aether Litigation"). The complaint asserts that the Company's marketing of the Movantik® product infringes U.S. Patent Nos. 6,713,488, 8,748,448, 8,883,817 and 9,061,024 held by Aether Therapeutics Inc., or the Aether Patents. Aether has asserted the Aether Patents against other entities previously involved in the marketing of the Movantik® product. The complaint requests customary remedies for patent infringement, including (i) a judgment that the Company has infringed, contributed to and induced infringement of the Aether patents, (ii) damages, (iii) attorneys’ fees and (iv) costs and expenses. the Company intends to vigorously defend itself against these claims. Given the early stage of the Aether Litigation, the Company is unable to predict the likelihood of success of the claims of Aether Therapeutics Inc. or to quantify any risk of loss.

e.

On March 11, 2021, RedHill Inc and AstraZeneca signed an amendment to the License Agreement. Pursuant to the amendment, the $15.5 million payment due in December 2021 and contemplated in note 16(a)(5) will be adjusted to gradual payments starting in March 2021 and ending in December 2022, totaling $16 million.